RESEARCH AND DEVELOPMENT EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RESEARCH AND DEVELOPMENT EXPENSES
Research and development	$ 15,556	$ 20,133	$ 19,336
Less: research and development grants	(6,675)	(1,128)	(1,629)
Research and development, net	$ 8,881	$ 19,005	$ 17,707